UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kelly Cardwell
Title:  Managing Member
Phone:  630-717-2725

Signature,  Place,  and  Date  of  Signing:

/s/ Kelly Cardwell                 Warrenville, IL                    5/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      137,887
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14129             Kelly Cardwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATP OIL & GAS CORP           COM            00208J108    2,644   146,000     PUT  DEFINED    1          146,000      0    0
BARNES & NOBLE INC           COM            067774109      756    82,288 SH       DEFINED    1           82,288      0    0
BELO CORP                    COM SER A      080555105   20,119 2,283,629 SH       DEFINED    1        2,283,629      0    0
CBS CORP NEW                 CL B           124857202    7,918   316,200 SH       DEFINED    1          316,200      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      468    75,850 SH       DEFINED    1           75,850      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      610    96,287 SH       DEFINED    1           96,287      0    0
FIRST SOLAR INC              COM            336433107      820     5,100     PUT  DEFINED    1            5,100      0    0
FISHER COMMUNICATIONS INC    COM            337756209    3,199   102,919 SH       DEFINED    1          102,919      0    0
GOOGLE INC                   CL A           38259P508    2,347     4,000 SH       DEFINED    1            4,000      0    0
HARVARD BIOSCIENCE INC       COM            416906105   10,582 1,862,977 SH       DEFINED    1        1,862,977      0    0
INFOSPACE INC                COM PAR $.0001 45678T300    7,302   843,219 SH       DEFINED    1          843,219      0    0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105    1,365   233,279 SH       DEFINED    1          233,279      0    0
ISHARES INC                  MSCI JAPAN     464286848    1,754   170,000 SH       DEFINED    1          170,000      0    0
LIN TV CORP                  CL A           532774106      744   125,392 SH       DEFINED    1          125,392      0    0
MICROSOFT CORP               COM            594918104   19,488   767,543 SH       DEFINED    1          767,543      0    0
MICROSOFT CORP               COM            594918104   37,387 1,472,500     CALL DEFINED    1        1,472,500      0    0
NETSUITE INC                 COM            64118Q107      445    15,300     PUT  DEFINED    1           15,300      0    0
NEXEN INC                    COM            65334H102    5,114   205,200 SH       DEFINED    1          205,200      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    3,056   352,447 SH       DEFINED    1          352,447      0    0
ORBIT INTL CORP              COM NEW        685559304       70    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    1,771   646,451 SH       DEFINED    1          646,451      0    0
RACKSPACE HOSTING INC        COM            750086100      891    20,800     PUT  DEFINED    1           20,800      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108      560   211,384 SH       DEFINED    1          211,384      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    3,076   619,011 SH       DEFINED    1          619,011      0    0
TECHTARGET INC               COM            87874R100      247    27,730 SH       DEFINED    1           27,730      0    0
TERREMARK WORLDWIDE INC      COM NEW        881448203    2,470   130,000     PUT  DEFINED    1          130,000      0    0
WILLBROS GROUP INC DEL       COM            969203108    1,831   167,713 SH       DEFINED    1          167,713      0    0
WORLD FUEL SVCS CORP         COM            981475106      853    21,000     PUT  DEFINED    1           21,000      0    0


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